Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Income Taxes [Abstract]
Deferred income tax assets		$ 192
Deferred income tax liabilities	(691)	(606)
Net deferred income tax liabilities	$ (691)	$ (414)